Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and equivalents	$ 64,794	$ 29,108	$ 18,330
Inventory	240	9,259	11,990
Prepaid expenses	26,549	58,588	28,158
Total current assets	91,583	96,955	58,478
NON-CURRENT ASSETS:
Right-of-use asset - operating lease	83,155	29,865	182,604
Assets for sale			516,076
Property and equipment, net of accumulated depreciation of $220,270 and $216,890 as of September 30, 2024 and December 31, 2023, respectively	40,261	24,875	36,720
Goodwill	24,037	23,682	22,188
Other Assets	29,553	40,479	27,175
Total non-current assets	177,006	118,901	784,763
Total assets	268,589	215,856	843,241
CURRENT LIABILITIES:
Accounts payable and accrued expense	646,100	589,085	961,396
Accounts payable and accrued expense-related parties	754,557	514,972	273,190
Accrued interest	2,659,752	2,369,015	1,759,669
Right-of-use liability - operating lease	83,155	30,885	93,067
Taxable Payable	902,163	899,344	876,017
Convertible notes payable, net of discount of $0 and $0	135,000	125,000	240,293
Notes payable	9,312	124,312	9,312
Derivative liabilities	3,900,734	2,752,321	6,204,878
Total current liabilities	9,090,773	7,404,934	10,417,822
NON-CURRENT LIABILITIES:
Notes payable	500,000	500,000
Notes payable-related party	250,000	250,000	250,000
Convertible notes payable, net of discount of $280,700 and $742	8,088,952	7,311,410	7,179,045
Accrued expense-related parties	500,000	500,000	500,000
Right-of-use liability - operating lease			100,115
Total non-current liabilities	9,338,952	8,561,410	8,029,160
Total liabilities	18,429,725	15,966,344	18,446,982
STOCKHOLDERS' DEFICIT:
Convertible preferred stock, Series D, par value $.0001; 10,000,000 shares authorized; 40 and 40 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively
Common stock , par value $.0001; 1,500,000,000 shares authorized; 41,572,835 shares issued as of September 30, 2024 and 22,172,835 shares outstanding as of December 31, 2023 , respectively	4,157	22,173	22,173
Subscriptions payable	163,630	163,630	163,630
Additional paid in capital	23,344,739	22,513,739	22,277,612
Accumulated deficit	(39,601,954)	(36,462,263)	(38,071,960)
Accumulated other comprehensive income	(12,108)	(12,617)	(11,027)
Total stockholders' deficit attributable to parent company	(16,101,536)	(13,795,294)	(15,619,572)
Non-controlling interest	(2,059,600)	(1,955,194)	(1,984,169)
Total stockholders' deficit	(18,161,136)	(15,750,488)	(17,603,741)
Total liabilities and stockholders' deficit	268,589	215,856	843,241
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Convertible preferred stock, Series D, par value $.0001; 10,000,000 shares authorized; 40 and 40 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively
Total stockholders' deficit
Series D Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Convertible preferred stock, Series D, par value $.0001; 10,000,000 shares authorized; 40 and 40 issued and outstanding as of September 30, 2024 and December 31, 2023, respectively
Total stockholders' deficit